CITY NATIONAL ROCHDALE FUNDS

City National Rochdale Emerging Markets Fund

Class N (RIMIX)

Class Y (CNRYX)

Supplement dated June 4, 2018 to the Prospectus dated February 5, 2018, as supplemented, and the Statement of Additional Information dated January 31, 2018, as amended and restated February 13, 2018, as supplemented

Effective June 4, 2018, the City National Rochdale Emerging Markets Fund (the “Fund”) reorganized into the Fiera Capital Emerging Markets Fund. Accordingly, the Fund is no longer offered in this Prospectus or Statement of Additional Information and all references to the Fund are hereby deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK-040-0100